                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Global Advisers, LLC
Address: 411 Theodore Fremd Ave. Suite 206 South
         Rye, NY 10580

Form 13F File Number: 28-12237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Quigley
Title: CEO, Horizon Global Advisers, LLC
Phone: (914) 925-3417

Signature, Place, and Date of Signing:


/s/ Kevin Quigley                              Rye, NY                5-11-10
--------------------------------------   -------------------      --------------
              [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         108
Form 13F Information Table Value Total:    $169,827
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
COLUMN 1                       COLUMN 2  COLUMN 3     COLUMN 4     COLUMN 5                 COLUMN 6       COLUMN 7     COLUMN 8
                                 TITLE                                               INVESTMENT DISCRETION          VOTING AUTHORITY
                                  OF                FAIR MARKET             SH/ PUT/ ---------------------   OTHER  ----------------
NAME OF ISSUER                   CLASS    CUSIP   VALUE (X 1,000)   SHARES  PRN CALL SOLE   SHARED   OTHER MANAGERS SOLE SHARED NONE
--------------                 -------- --------- --------------- --------- --- ---- ---- ---------- ----- -------- ---- ------ ----
ANGLO AMERN PLC ADR NEW        ADR      03485P201          $9,740   446,838          SOLE                    NONE   SOLE
BROOKFIELD ASSET MGMT INC      CLASS A  112585104          $7,909   311,171          SOLE                    NONE   SOLE
AMERICAN REAL ESTATE FLOAT
   4.00% 08/15                 NOTE     029169AA7          $6,460 7,300,000          SOLE                    NONE   SOLE
IMPERIAL OIL LTD               COM      453038408          $6,075   156,292          SOLE                    NONE   SOLE
LAS VEGAS SANDS CORP           COM      517834107          $5,697   269,400          SOLE                    NONE   SOLE
CME GROUP INC                  COM      12572Q105          $5,383    17,030          SOLE                    NONE   SOLE
CARNIVAL CORP                  COM      143658300          $4,923   126,638          SOLE                    NONE   SOLE
ICAHN ENTERPRISES LP           DEP UNIT 451100101          $4,678    98,504          SOLE                    NONE   SOLE
PHILIP MORRIS INTL INC COM     COM      718172109          $4,572    87,657          SOLE                    NONE   SOLE
LEUCADIA NATIONAL CORP         COM      527288104          $3,818   153,904          SOLE                    NONE   SOLE
GRUPO TELEVISA SA DE CV SP ADR
   REP ORD                     ADR      40049J206          $3,793   180,466          SOLE                    NONE   SOLE
RRI ENERGY INC COM             COM      74971X107          $3,629   983,490          SOLE                    NONE   SOLE
MASTERCARD INC CL A COM        CLASS A  57636Q104          $3,505    13,801          SOLE                    NONE   SOLE
CHINA LIFE INS CO LTD SPONS
   ADR                         ADR      16939P106          $3,388    47,034          SOLE                    NONE   SOLE
TIME WARNER INC COM NEW        COM      887317303          $3,337   106,742          SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY INC DEL     CLASS A  084670108          $3,288        27          SOLE                    NONE   SOLE
CANADIAN NAT RES LTD           COM      136385101          $2,966    40,064          SOLE                    NONE   SOLE
GAZPROM O A O SPON ADR REG S
   REST                        ADR      368287207          $2,890   124,609          SOLE                    NONE   SOLE
SEARS HLDGS CORP COM           COM      812350106          $2,882    26,583          SOLE                    NONE   SOLE
LEGG MASON INC                 COM      524901105          $2,795    97,491          SOLE                    NONE   SOLE
ICICI BK LTD ADR               ADR      45104G104          $2,689    62,988          SOLE                    NONE   SOLE
NYSE EURONEXT COM              COM      629491101          $2,623    88,596          SOLE                    NONE   SOLE
CALPINE CORP COM NEW           COM      131347304          $2,485   209,076          SOLE                    NONE   SOLE
COHEN & STEERS INC COM         COM      19247A100          $2,480    99,380          SOLE                    NONE   SOLE
SPDR INDEX SHS FDS S&P CHINA
   ETF                         ETF      78463X400          $2,365    32,840          SOLE                    NONE   SOLE
LENDER PROCESSING SVCS INC     COM      52602E102          $2,319    61,445          SOLE                    NONE   SOLE
CNOOC LTD SPONSORED ADR        ADR      126132109          $2,318    14,042          SOLE                    NONE   SOLE
NASDAQ OMX GROUP INC COM       COM      631103108          $2,228   105,499          SOLE                    NONE   SOLE
CENOVUS ENERGY INC COM         COM      15135U109          $2,205    84,145          SOLE                    NONE   SOLE
VORNADO RLTY TR SBI            COM      929042109          $2,178    28,776          SOLE                    NONE   SOLE
WYNN RESORTS LTD               COM      983134107          $2,089    27,560          SOLE                    NONE   SOLE
SILVER WHEATON CORP COM        COM      828336107          $1,883   120,100          SOLE                    NONE   SOLE
CHINA UNICOM HONG KONG LTD ADR ADR      16945R104          $1,868   167,558          SOLE                    NONE   SOLE
ALLEGHENY ENERGY INC COM       COM      017361106          $1,785    77,625          SOLE                    NONE   SOLE
GENZYME CORP COM               COM      372917104          $1,650    31,851          SOLE                    NONE   SOLE
BLACKSTONE GROUP L PCOM        COM      09253U108          $1,631   116,569          SOLE                    NONE   SOLE
LOEWS CORP                     COM      540424108          $1,613    43,288          SOLE                    NONE   SOLE
EL PASO CORP COM               COM      28336L109          $1,613   148,849          SOLE                    NONE   SOLE
MARKET VECTORS ETF TR GAMING
   ETF                         ETF      57060U829          $1,295    50,046          SOLE                    NONE   SOLE
DISNEY WALT CO DISNEY COM      COM      254687106          $1,181    33,830          SOLE                    NONE   SOLE
GREENLIGHT CAPITAL RE LTD
   CLASS A                     CLASS A  G4095J109          $1,178    44,166          SOLE                    NONE   SOLE
CB RICHARD ELLIS GROUP INC
   CL A                        CLASS A  12497T101          $1,167    73,635          SOLE                    NONE   SOLE
EATON VANCE SR FLTNG RTE TR    COM      27828Q105          $1,159    69,826          SOLE                    NONE   SOLE
OIL STATE INTERNATIONAL INC
   COM                         COM      678026105          $1,081    23,850          SOLE                    NONE   SOLE
HUANENG PWR INTL INCSPONSORED
   ADR SER N SHS               ADR      443304100          $1,039    44,741          SOLE                    NONE   SOLE
SUNCOR ENERGY INC NEW COM      COM      867224107          $  998    30,700          SOLE                    NONE   SOLE
ING PRIME RATE TR SH BEN INT   COM      44977W106          $  982   156,470          SOLE                    NONE   SOLE
VAN KAMPEN SENIOR INCOME TR    COM      920961109          $  982   192,626          SOLE                    NONE   SOLE
ENCANA CORP COM SHS            COM      292505104          $  970    31,270          SOLE                    NONE   SOLE
BERKSHIRE HATHAWAY INC DEL CL
   B NEW                       CLASS B  084670702          $  942    11,600          SOLE                    NONE   SOLE
EATON VANCE FLTING RATE INC    COM      278279104          $  939    59,580          SOLE                    NONE   SOLE
JEFFERIES GROUP INC NEW        COM      472319102          $  920    38,873          SOLE                    NONE   SOLE
DYNEGY INC CL A COM            CLASS A  26817G102          $  896   711,680          SOLE                    NONE   SOLE
VAN KAMPEN DYNAMIC CR OPPORT   COM      921166104          $  866    68,630          SOLE                    NONE   SOLE
DEX ONE CORP COM               COM      25212W100          $  856    30,670          SOLE                    NONE   SOLE
EATON VANCE LTD DUR INCOME F   COM      27828H105          $  839    52,754          SOLE                    NONE   SOLE
JARDEN CORP                    COM      471109108          $  816    24,540          SOLE                    NONE   SOLE
WISDOMTREE TRUST INDIA
   ERNGS FD                    COM      97717W422          $  795    34,100          SOLE                    NONE   SOLE
BLACKROCK FLOAT RATE OME STR   COM      09255X100          $  779    50,380          SOLE                    NONE   SOLE
NUVEEN FLOATING RATE INCOME    COM      67072T108          $  770    64,497          SOLE                    NONE   SOLE
FIRST TR/FOUR CRNRS SR FLOAT   COM      33733U108          $  744    56,550          SOLE                    NONE   SOLE
U S GLOBAL INVS INC CL A       CLASS A  902952100          $  718    72,650          SOLE                    NONE   SOLE
OVERSEAS SHIPHOLDING GROUP I   COM      690368105          $  713    18,200          SOLE                    NONE   SOLE
NUVEEN MULT CURR ST GV INCM
   COM                         COM      67090N109          $  694    45,995          SOLE                    NONE   SOLE

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
BLACKROCK FL RATE OME STRA I
   SHS                         COM      09255Y108          $  688    49,230          SOLE                    NONE   SOLE
NUVEEN SR INCOME FD            COM      67067Y104          $  670    84,440          SOLE                    NONE   SOLE
PIMCO INCOME STRATEGY FUND II  COM      72201J104          $  660    68,570          SOLE                    NONE   SOLE
BHP BILLITON LTD SPONSORED ADR ADR      088606108          $  657     8,181          SOLE                    NONE   SOLE
EATON VANCE SR INCOME TR SH
   BEN INT                     COM      27826S103          $  639    92,538          SOLE                    NONE   SOLE
ISHARES TR FTSE XNHUA IDX      IDX FD   464287184          $  607    14,430          SOLE                    NONE   SOLE
FOREST CITY ENTERPRISES INC
   CL A                        CLASS A  345550107          $  586    40,696          SOLE                    NONE   SOLE
BOK FINL CORP COM NEW          COM      05561Q201          $  577    11,011          SOLE                    NONE   SOLE
SOTHEBYS DE COM                COM      835898107          $  550    17,700          SOLE                    NONE   SOLE
RMR ASIA PAC REAL EST FD NEW
   COM                         COM      76970B101          $  534    31,164          SOLE                    NONE   SOLE
PIONEER FLOATING RATE TR       COM      72369J102          $  528    43,330          SOLE                    NONE   SOLE
PIMCO INCOME OPPORTUNITY FD    COM      72202B100          $  509    21,250          SOLE                    NONE   SOLE
NUVEEN FLTNG RTE INCM OPP
   FDCOM SHS                   COM      6706EN100          $  501    41,151          SOLE                    NONE   SOLE
COHEN & STEERS QUALITY RLTY
   COM                         COM      19247L106          $  480    67,329          SOLE                    NONE   SOLE
RIO TINTO PLC SPONSORED ADR    ADR      767204100          $  479     8,100          SOLE                    NONE   SOLE
PIMCO INCOME STRATEGY FUND     COM      72201H108          $  460    40,580          SOLE                    NONE   SOLE
AMERICAN RAILCAR INDS INC      COM      02916P103          $  455    37,430          SOLE                    NONE   SOLE
BLACKROCK FLOATING RATE INCOME COM      091941104          $  382    24,820          SOLE                    NONE   SOLE
CLAYMORE ETF TRUST 2 CLAY/ALPH
   CHN                         ETF      18383Q861          $  346    19,100          SOLE                    NONE   SOLE
NUVEEN DIVID ADVANTAGE MUN F   COM      67066V101          $  300    21,430          SOLE                    NONE   SOLE
NUVEEN DIV ADV MUNI FD 3 SH
   BEN INT                     COM      67070X101          $  295    20,950          SOLE                    NONE   SOLE
PIONEER MUN HIGH INCOME TR SHS COM      723763108          $  275    19,250          SOLE                    NONE   SOLE
DREYFUS STRATEGIC MUNS INC     COM      261932107          $  266    31,390          SOLE                    NONE   SOLE
ALLIANCE WORLD DLR GVT FD II   COM      01879R106          $  266    18,700          SOLE                    NONE   SOLE
FANNIE MAE COM                 COM      313586109          $  264   252,213          SOLE                    NONE   SOLE
PUTNAM MANAGED MUN INCOM TR    COM      746823103          $  260    36,180          SOLE                    NONE   SOLE
NUVEEN CA SELECT QUALITY
   MUNCOM                      COM      670975101          $  258    18,750          SOLE                    NONE   SOLE
BLACKROCK SR HIGH INCOME FD    COM      09255T109          $  256    63,630          SOLE                    NONE   SOLE
VIRTUS INVT PARTNERS INC COM   COM      92828Q109          $  248    11,930          SOLE                    NONE   SOLE
EATON VANCE INS CA MUN BD FD   COM      27828A100          $  247    20,370          SOLE                    NONE   SOLE
MARKET VECTORS ETF TR HG YLD
   MUN ETF                     ETF      57060U878          $  243     7,910          SOLE                    NONE   SOLE
MFS MUN INCOME TR SH BEN INT   COM      552738106          $  239    34,955          SOLE                    NONE   SOLE
PIONEER MUN HIGH INC ADV TR    COM      723762100          $  236    18,085          SOLE                    NONE   SOLE
MFS HIGH INCOME MUN TR SH BEN
   INT                         COM      59318D104          $  225    45,415          SOLE                    NONE   SOLE
MORGAN STANLEY MUN INCM OPPTN  COM      61745P452          $  214    33,520          SOLE                    NONE   SOLE
MORGAN STANLEY MUN INC OPP II  COM      61745P445          $  208    29,717          SOLE                    NONE   SOLE
NUVEEN PERFORM PLUS MUN FD     COM      67062P108          $  207    14,600          SOLE                    NONE   SOLE
MORGAN STANLEY MUN INCOME III  COM      61745P437          $  201    26,413          SOLE                    NONE   SOLE
MFS HIGH YIELD MUN TR SH BEN
   INT                         COM      59318E106          $  190    41,970          SOLE                    NONE   SOLE
TEMPLETON EMERG MKTS INCOME    COM      880192109          $  187    12,800          SOLE                    NONE   SOLE
NUVEEN INSD CA PREM INCOME 2   COM      67061U108          $  170    13,273          SOLE                    NONE   SOLE
NUVEEN PREM INCOME MUN FD
   4.000% 00/00/00             COM      6706K4105          $  161    12,940          SOLE                    NONE   SOLE
PIMCO INCOME STRATEGY FUND IRT COM      72201J112          $   21    68,570          SOLE                    NONE   SOLE
PIMCO INCOME STRATEGY FUND RT  COM      72201H116          $   13    40,580          SOLE                    NONE   SOLE